UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-790

Fidelity Trend Fund

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Trend Fund

September 30, 2018

TRE-QTLY-1118
1.808771.114

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 17.5%
Auto Components - 0.2%
Aptiv PLC	46,900	$3,935
Hotels, Restaurants & Leisure - 0.9%
Chipotle Mexican Grill, Inc. (a)	11,300	5,136
Marriott International, Inc. Class A	49,500	6,535
Royal Caribbean Cruises Ltd.	32,800	4,262
U.S. Foods Holding Corp. (a)	50,000	1,541
Wyndham Destinations, Inc.	16,900	733
Wyndham Hotels & Resorts, Inc.	16,900	939
		19,146
Household Durables - 0.1%
Toll Brothers, Inc.	58,900	1,945
Internet & Direct Marketing Retail - 9.3%
Amazon.com, Inc. (a)	74,883	149,984
Netflix, Inc. (a)	63,280	23,675
The Booking Holdings, Inc. (a)	7,490	14,860
Wayfair LLC Class A (a)	5,400	797
		189,316
Media - 1.1%
Charter Communications, Inc. Class A (a)	19,724	6,428
The Walt Disney Co.	135,300	15,822
		22,250
Multiline Retail - 0.4%
Dollar Tree, Inc. (a)	94,000	7,666
Specialty Retail - 3.8%
Burlington Stores, Inc. (a)	43,100	7,022
Home Depot, Inc.	88,219	18,275
Lowe's Companies, Inc.	288,500	33,126
Ulta Beauty, Inc. (a)	29,300	8,266
Williams-Sonoma, Inc. (b)	141,000	9,267
		75,956
Textiles, Apparel & Luxury Goods - 1.7%
Arco Platform Ltd. Class A	99,950	2,279
Arlo Technologies, Inc. (b)	175,400	2,545
Carbon Black, Inc.	3,000	64
LVMH Moet Hennessy - Louis Vuitton SA	32,281	11,407
Michael Kors Holdings Ltd. (a)	43,300	2,969
NIKE, Inc. Class B	115,000	9,743
PVH Corp.	23,400	3,379
Under Armour, Inc. Class A (sub. vtg.) (a)	50,000	1,061
		33,447

TOTAL CONSUMER DISCRETIONARY		353,661

CONSUMER STAPLES - 2.2%
Beverages - 0.9%
Keurig Dr. Pepper, Inc.	135,000	3,128
Monster Beverage Corp. (a)	110,206	6,423
The Coca-Cola Co.	169,000	7,806
		17,357
Food & Staples Retailing - 0.7%
BJ's Wholesale Club Holdings, Inc.	553,000	14,809
Food Products - 0.4%
McCormick & Co., Inc. (non-vtg.)	57,000	7,510
Personal Products - 0.2%
Unilever NV (NY Reg.)	90,200	5,011

TOTAL CONSUMER STAPLES		44,687

ENERGY - 1.9%
Oil, Gas & Consumable Fuels - 1.9%
Anadarko Petroleum Corp.	110,200	7,429
EOG Resources, Inc.	71,700	9,147
Marathon Petroleum Corp.	133,700	10,692
Pioneer Natural Resources Co.	20,000	3,484
Reliance Industries Ltd.	466,702	8,097
		38,849
FINANCIALS - 4.2%
Banks - 1.4%
Bank of America Corp.	555,100	16,353
Huntington Bancshares, Inc.	879,500	13,122
		29,475
Capital Markets - 2.6%
Charles Schwab Corp.	532,700	26,182
E*TRADE Financial Corp. (a)	133,000	6,968
MSCI, Inc.	98,900	17,546
TD Ameritrade Holding Corp.	43,994	2,324
		53,020
Diversified Financial Services - 0.2%
Berkshire Hathaway, Inc. Class B (a)	15,000	3,212

TOTAL FINANCIALS		85,707

HEALTH CARE - 17.4%
Biotechnology - 4.8%
Agios Pharmaceuticals, Inc. (a)	10,600	817
Alexion Pharmaceuticals, Inc. (a)	196,800	27,357
Amgen, Inc.	30,000	6,219
Atara Biotherapeutics, Inc. (a)	86,300	3,569
Biogen, Inc. (a)	27,445	9,697
bluebird bio, Inc. (a)	9,700	1,416
Insmed, Inc. (a)	15,675	317
Intercept Pharmaceuticals, Inc. (a)	22,200	2,805
Neurocrine Biosciences, Inc. (a)	136,800	16,820
Regeneron Pharmaceuticals, Inc. (a)	29,000	11,717
Sarepta Therapeutics, Inc. (a)	27,800	4,490
Vertex Pharmaceuticals, Inc. (a)	53,900	10,389
Viking Therapeutics, Inc. (a)	117,300	2,043
		97,656
Health Care Equipment & Supplies - 4.8%
Becton, Dickinson & Co.	113,700	29,676
Boston Scientific Corp. (a)	594,242	22,878
Danaher Corp.	33,700	3,662
DexCom, Inc. (a)	90,732	12,978
Edwards Lifesciences Corp. (a)	38,000	6,616
Insulet Corp. (a)	24,300	2,575
Intuitive Surgical, Inc. (a)	32,550	18,684
Wright Medical Group NV (a)	40,700	1,181
		98,250
Health Care Providers & Services - 6.0%
CVS Health Corp.	25,000	1,968
Elanco Animal Health, Inc.	50,000	1,745
HCA Holdings, Inc.	35,000	4,869
Humana, Inc.	146,700	49,661
Neuronetics, Inc.	4,100	131
UnitedHealth Group, Inc.	220,800	58,742
Wellcare Health Plans, Inc. (a)	13,000	4,166
		121,282
Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc.	17,800	4,345
Pharmaceuticals - 1.6%
AstraZeneca PLC sponsored ADR	521,000	20,616
Eli Lilly & Co.	42,100	4,518
Nektar Therapeutics (a)	62,000	3,780
Zoetis, Inc. Class A	31,100	2,848
		31,762

TOTAL HEALTH CARE		353,295

INDUSTRIALS - 8.3%
Aerospace & Defense - 1.3%
Bombardier, Inc. Class B (sub. vtg.) (a)	1,700,300	6,055
Northrop Grumman Corp.	48,700	15,456
United Technologies Corp.	38,500	5,383
		26,894
Air Freight & Logistics - 0.3%
XPO Logistics, Inc. (a)	47,500	5,423
Commercial Services & Supplies - 0.2%
Cintas Corp.	19,400	3,838
Construction & Engineering - 0.6%
Jacobs Engineering Group, Inc.	151,300	11,574
Electrical Equipment - 2.1%
AMETEK, Inc.	114,500	9,059
Emerson Electric Co.	133,400	10,216
Fortive Corp. (b)	287,950	24,245
		43,520
Machinery - 1.7%
Caterpillar, Inc.	49,200	7,503
Deere & Co.	34,000	5,111
Flowserve Corp.	195,700	10,703
Gardner Denver Holdings, Inc. (a)	261,100	7,400
Xylem, Inc.	50,000	3,994
		34,711
Professional Services - 0.4%
IHS Markit Ltd. (a)	136,200	7,349
Road & Rail - 1.7%
J.B. Hunt Transport Services, Inc.	77,474	9,215
Norfolk Southern Corp.	120,000	21,660
Union Pacific Corp.	17,100	2,784
		33,659

TOTAL INDUSTRIALS		166,968

INFORMATION TECHNOLOGY - 42.4%
Internet Software & Services - 11.0%
2U, Inc. (a)	333,044	25,042
Alibaba Group Holding Ltd. sponsored ADR (a)	20,800	3,427
Alphabet, Inc. Class A (a)	105,685	127,570
Dropbox, Inc. Class A (a)	9,000	241
Facebook, Inc. Class A (a)	351,665	57,835
MongoDB, Inc. Class A	24,405	1,990
The Trade Desk, Inc. (a)	45,800	6,912
		223,017
IT Services - 7.1%
Accenture PLC Class A	33,400	5,685
Adyen BV (c)	15,350	12,529
Cognizant Technology Solutions Corp. Class A	52,000	4,012
Genpact Ltd.	40,000	1,224
MasterCard, Inc. Class A	70,300	15,649
PayPal Holdings, Inc. (a)	220,600	19,378
Square, Inc. (a)	100,500	9,951
Visa, Inc. Class A	370,264	55,573
Worldpay, Inc. (a)	195,500	19,798
		143,799
Semiconductors & Semiconductor Equipment - 2.2%
Analog Devices, Inc.	89,200	8,247
ASML Holding NV	37,900	7,126
Micron Technology, Inc. (a)	33,300	1,506
NVIDIA Corp.	71,700	20,149
Qualcomm, Inc.	113,500	8,175
		45,203
Software - 16.4%
Activision Blizzard, Inc.	226,300	18,826
Adobe Systems, Inc. (a)	125,200	33,798
Autodesk, Inc. (a)	35,000	5,464
Citrix Systems, Inc. (a)	131,800	14,651
Electronic Arts, Inc. (a)	95,600	11,519
Intuit, Inc.	59,400	13,508
Microsoft Corp.	1,232,800	140,995
Nuance Communications, Inc. (a)	225,000	3,897
Parametric Technology Corp. (a)	120,601	12,807
RealPage, Inc. (a)	35,000	2,307
Salesforce.com, Inc. (a)	291,170	46,305
ServiceNow, Inc. (a)	54,400	10,642
Splunk, Inc. (a)	31,400	3,797
Workday, Inc. Class A (a)	91,816	13,403
		331,919
Technology Hardware, Storage & Peripherals - 5.7%
Apple, Inc.	506,325	114,298

TOTAL INFORMATION TECHNOLOGY		858,236

MATERIALS - 3.5%
Chemicals - 3.5%
CF Industries Holdings, Inc.	159,896	8,705
DowDuPont, Inc.	203,900	13,113
LyondellBasell Industries NV Class A	82,589	8,466
Nutrien Ltd.	257,400	14,852
Sherwin-Williams Co.	26,200	11,927
The Chemours Co. LLC	33,500	1,321
The Mosaic Co.	356,900	11,592
Westlake Chemical Corp.	14,000	1,164
		71,140
REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 1.0%
American Tower Corp.	108,000	15,692
Simon Property Group, Inc.	29,200	5,161
		20,853
TOTAL COMMON STOCKS
(Cost $1,266,122)		1,993,396

Convertible Preferred Stocks - 1.4%
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.0%
Topgolf International, Inc. Series F (d)(e)	62,891	909
Internet & Direct Marketing Retail - 0.2%
The Honest Co., Inc.:
Series D (a)(d)(e)	87,422	1,714
Series E (d)(e)	102,016	2,000
		3,714

TOTAL CONSUMER DISCRETIONARY		4,623

INFORMATION TECHNOLOGY - 1.2%
Internet Software & Services - 1.1%
Lyft, Inc.:
Series H (d)(e)	113,219	5,361
Series I (d)(e)	82,359	3,900
Uber Technologies, Inc. Series D, 8.00% (a)(d)(e)	285,407	13,919
		23,180
Software - 0.1%
Cloudflare, Inc. Series D, 8.00% (a)(d)(e)	90,446	995

TOTAL INFORMATION TECHNOLOGY		24,175

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $20,422)		28,798

Money Market Funds - 2.1%
Fidelity Cash Central Fund, 2.11% (f)	12,934,304	12,937
Fidelity Securities Lending Cash Central Fund 2.11% (f)(g)	30,025,369	30,028
TOTAL MONEY MARKET FUNDS
(Cost $42,965)		42,965
TOTAL INVESTMENT IN SECURITIES - 101.9%
(Cost $1,329,509)		2,065,159
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(38,421)
NET ASSETS - 100%		$2,026,738

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,529,000 or 0.6% of net assets.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $28,798,000 or 1.4% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Cloudflare, Inc. Series D, 8.00%	11/5/14 - 9/10/18	$725
Lyft, Inc. Series H	11/22/17	$4,500
Lyft, Inc. Series I	6/27/18	$3,900
The Honest Co., Inc. Series D	8/3/15	$4,000
The Honest Co., Inc. Series E	9/28/17	$2,000
Topgolf International, Inc. Series F	11/10/17	$870
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$4,470

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$141
Fidelity Securities Lending Cash Central Fund	28
Total	$169

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$358,284	$342,254	$11,407	$4,623
Consumer Staples	44,687	44,687	--	--
Energy	38,849	38,849	--	--
Financials	85,707	85,707	--	--
Health Care	353,295	353,295	--	--
Industrials	166,968	166,968	--	--
Information Technology	882,411	858,236	--	24,175
Materials	71,140	71,140	--	--
Real Estate	20,853	20,853	--	--
Money Market Funds	42,965	42,965	--	--
Total Investments in Securities:	$2,065,159	$2,024,954	$11,407	$28,798

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Equities - Information Technology
Beginning Balance	$14,874
Net Realized Gain (Loss) on Investment Securities	67
Net Unrealized Gain (Loss) on Investment Securities	5,073
Cost of Purchases	4,270
Proceeds of Sales	(109)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$24,175
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2018	$5,073
Equities - Other Investments in Securities
Beginning Balance	$5,819
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	(1,196)
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$4,623
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2018	$(1,196)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$28,798	Market comparable	Enterprise value/Sales multiple (EV/S)	2.1	Increase
			Discount rate	38.0%	Decrease
		Market approach	Transaction price	$11.00 - $48.77 / $43.07	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Trend Fund’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Trend Fund

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	November 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	November 28, 2018

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	November 28, 2018